10. INCOME TAXES (Details Narrative) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 473,478	$ 77,202	$ 37,086